Land Use Rights	12 Months Ended
Jun. 30, 2015
Land Use Rights Disclosure [Abstract]
Land Use Rights Disclosure [Text Block]
Note 7 - Land Use Rights

	2015	2014
Land use rights	$3,222,872	$5,982,880
Less: Accumulated amortization	(389,039)	(258,244)

Land use rights - net	$2,833,833	$5,724,636

Land use rights with net book value of approximately $ 1,898,402 and $2,394,716 were used as collateral of short term bank borrowings for the years ended June 30, 2015 and 2014, respectively.

The amortization expenses for the years ended June 30, 2015 and 2014 were $130,795 and $41,600, respectively.

Years ending June 30,
2016	$79,353
2017	79,353
2018	79,353
2019	79,353
2020	79,353
Thereafter	2,437,068

Total	$2,833,833